Document and Entity Information	Feb. 18, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Amendment Flag	false
Entity Central Index Key	0000072971
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-2979
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $1-2/3
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, par value $1-2/3
Trading Symbol	WFC
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series N
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series N
Trading Symbol	WFC.PRN
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series O
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series O
Trading Symbol	WFC.PRO
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series P
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series P
Trading Symbol	WFC.PRP
Depositary Shares, each representing a 1/1000th interest in a share of 5.85% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock, Series Q
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 5.85% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Trading Symbol	WFC.PRQ
Depositary Shares, each representing a 1/1000th interest in a share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock, Series R
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Trading Symbol	WFC.PRR
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series T
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series T
Trading Symbol	WFC.PRT
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series V
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series V
Trading Symbol	WFC.PRV
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series W
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series W
Trading Symbol	WFC.PRW
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series X
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series X
Trading Symbol	WFC.PRX
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Guarantee of 5.80% Fixed-to-Floating Rate Normal Wachovia Income Trust Securities of Wachovia Capital Trust III
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Guarantee of 5.80% Fixed-to-Floating Rate Normal Wachovia Income Trust Securities of Wachovia Capital Trust III
Trading Symbol	WFC/TP
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A